SEGMENT INFORMATION - Noncurrent Assets by Geographic Region (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Non-current assets	$ 9,371	$ 4,117
Australia
Disclosure of geographical areas [line items]
Non-current assets	909	817
Brazil
Disclosure of geographical areas [line items]
Non-current assets	3,545	17
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	918	51
Canada
Disclosure of geographical areas [line items]
Non-current assets	2,355	1,863
United States of America
Disclosure of geographical areas [line items]
Non-current assets	471	522
Middle East
Disclosure of geographical areas [line items]
Non-current assets	138	293
Europe
Disclosure of geographical areas [line items]
Non-current assets	401	332
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 634	$ 222